INCOME TAXES - Schedule of the Components of Expense for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current					$ 0	$ 0
Deferred					152,567	0
Expense for income taxes	$ 1,710,315	$ 352,081	$ 2,238,419	$ 648,887	889,943	0
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Current					2,018	1,200
Deferred					0	0
Expense for income taxes					$ 2,018	$ 1,200